Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended			20 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
CASH FLOW FROM OPERTING ACTIVIITES
Net income	$ (12,312,056)		$ (122,241)				$ (281,542)	$ (281,542)	$ (34,944,417)	$ (289,191)	$ (713,263)			$ (281,542)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense									5,514
Impairment expense - goodwill									12,141,062
Impairment expense – digital assets	33,464								33,464
(Gain) on sale of digital assets	(29,029)								(29,029)
Advertising expense paid for by digital assets									79,724
Sales commission received in digital assets									(5,168)
Amortization of discounts	342,595								489,848		2,042
Warrants granted for services									1,380,721
Stock-based compensation – common and preferred stock grants									8,804,776
Bad debt									88,693
Settlement									1,870,000
Beneficial conversion feature on convertible note payable									3,300,000
Changes in assets and liabilities
Accounts receivable									(265,870)
Intangible assets – digital currency									(95,250)
Prepaid expenses and other assets								(2,395)	(107,517)		(5,050)
Increase (decrease) in amounts due related parties								80,211	(11,547)	(35,915)	(157,357)
Accounts payable and accrued expenses								3,081	888,340	3,343	17,311
Total adjustments								80,897	408,156	(32,572)	(145,096)
Net cash provided by (used in) operating activities								(200,645)	(6,376,656)	(321,763)	(856,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of intangible assets
Purchase of fixed assets									(367,576)
Cash received in purchase of Tickeri									127,377
Cash received in purchase of Monster Creative									3,017
Net cash used in investing activities									(237,182)
CASH FLOWS FROM FINANCING ACTIVITES
Member distributions
Proceeds from sales of membership interests of HUMBL, LLC								205,500	10,000	411,500	1,307,441
Payments of notes payable									(186)
Repayment of amount due to seller									(51,600)
Proceeds from convertible notes payable									6,400,000
Proceeds from issuance of common stock for cash									1,000,000
Proceeds from notes payable - related parties											225,000
Proceeds from sales of warrants and country rights option (included in deferred revenue)											1,000,000
Proceeds from notes payable											40,000
Net cash (used in) provided by financing activities								205,500	7,358,214	411,500	2,572,441
NET (DECREASE) INCREASE IN CASH								4,855	744,376	89,737	1,716,124
CASH - BEGINNING OF PERIOD		1,720,979			1,720,979	4,855			1,720,979	4,855	4,855
CASH - END OF PERIOD	2,465,355		94,592				4,855	4,855	2,465,355	94,592	1,720,979	1,720,979	4,855	1,720,979
CASH PAID DURING THE PERIOD FOR:
Interest expense									35		3,750
Income taxes								800			800
SUMMARY OF NONCASH ACTIVITIES:
Cancellation of common shares											250
Effect of reverse merger											10,062
Debt discount on convertible notes payable											85,939
Reclassification of deferred revenue related to warrant purchase									43,243
Conversion of common stock into preferred stock									796
Recognition of discounts at inception of convertible notes payable									1,857,428
SUMMARY OF MONSTER CREATIVE ACQUISITION:
PPP loan									(557)
Tickeri Inc [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income		(23,007)		(37,673)								(194,530)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Shares issued to founders for services				468								468
Changes in assets and liabilities
Accounts receivable		3,207		(10,025)								(16,320)
Prepaid expenses and other assets		108		(43)								(214)
Accounts payable and accrued expenses		12,830		22,273								36,992
Total adjustments		16,145		12,673								20,926
Net cash provided by (used in) operating activities		(6,862)		(25,000)								(173,604)
CASH FLOWS FROM FINANCING ACTIVITES
Contribution of equity from shareholders				25,000								25,000
Proceeds from notes payable												192,123
Net cash (used in) provided by financing activities				25,000								217,123
NET (DECREASE) INCREASE IN CASH		(6,862)										43,519
CASH - BEGINNING OF PERIOD		43,519			43,519				43,519
CASH - END OF PERIOD		36,657									43,519	43,519		43,519
CASH PAID DURING THE PERIOD FOR:
Interest expense
Income taxes
Monster Creative LLC [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income					(783,821)	381,109					144,786		428,856
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense
Impairment expense - goodwill
Impairment expense – digital assets
(Gain) on sale of digital assets
Advertising expense paid for by digital assets
Sales commission received in digital assets
Warrants granted for services
Stock-based compensation – common and preferred stock grants
Bad debt
Settlement
Beneficial conversion feature on convertible note payable
Changes in assets and liabilities
Accounts receivable					87,570	382,890					297,207		(493,890)
Prepaid expenses and other assets					50,445						(22,200)
Accounts payable and accrued expenses					90,125	7,596					(18,153)		26,682
Total adjustments					228,140	390,486					301,254		(467,208)
Net cash provided by (used in) operating activities					(555,681)	771,595					446,040		(38,352)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITES
Member distributions					(118,159)	(200,962)					(126,741)
Proceeds from notes payable - related parties					(492,762)	(179,360)					(447,501)		1,270,056
Proceeds from notes payable						66,117					66,117
Net cash (used in) provided by financing activities					(610,921)	(314,205)					(508,125)		1,270,056
NET (DECREASE) INCREASE IN CASH					(1,166,602)	457,390					(62,085)		1,231,704
CASH - BEGINNING OF PERIOD	$ 3,017	$ 1,169,619	$ 1,689,094		1,169,619	1,231,704			1,169,619	1,231,704	1,231,704
CASH - END OF PERIOD					3,017	1,689,094	$ 1,231,704	$ 1,231,704			1,169,619	$ 1,169,619	1,231,704	$ 1,169,619
CASH PAID DURING THE PERIOD FOR:
Interest expense					18,707	29,150					49,977		60,128
Income taxes
Tickeri [Member]
SUMMARY OF MONSTER CREATIVE ACQUISITION:
Accounts receivable									23,587
Goodwill									20,086,664
Accounts payable and accrued expenses									(87,071)
EIDL loan									(150,000)
Notes payable issued									(10,000,000)
Common shares issued									(10,000,000)
Net cash received in acquisition of Monster Creative									(127,377)
Monster Creative [Member]
SUMMARY OF MONSTER CREATIVE ACQUISITION:
Accounts receivable									379,012
Goodwill									8,648,104
Accounts payable and accrued expenses									(98,754)
Due to seller									(379,012)
Notes payable - officers									(486,250)
PPP loan									(66,117)
Notes payable issued									(500,000)
Convertible notes issued									(7,500,000)
Net cash received in acquisition of Monster Creative									$ (3,017)